Long-Term Loans (Tables)	12 Months Ended
Dec. 31, 2020
Long-term loans [Member]
Disclosure of detailed information about borrowings [Line Items]
Summary of Loans

	December 31
	2019	2020
	NT$	NT$
	(In Millions)
Secured bank loans (Note 41)	$1,600	$1,600
Less: Current portion	—	(1,600)
	$1,600	$—

The annual interest rates of bank loans were as follows:

	December 31
	2019	2020
Secured loans	0.92%	0.72%